Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Pledged as collateral for loans, financing and labor contingencies	$ 114.5	$ 134.1
Average rate for capitalization of borrowing costs	5.50%	5.40%